Employee Benefit Plan	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Benefit Plan

Note 22. Employee Benefit Plan

The Company operates a defined contribution plan for its employees. This plan is a qualified retirement savings plan under which the Company pays fixed contributions. The Company’s contributions were $7.9 million, $6.7 million, and $1.9 million in the years ended December 31, 2025, 2024 and 2023, respectively.